Intangible assets	12 Months Ended
Mar. 30, 2025
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets comprise the following:

	March 30, 2025	March 31, 2024
	$	$
Intangible assets with finite lives	15.1	18.3
Intangible assets with indefinite lives:
Brand name	116.5	116.5
Domain name	0.3	0.3
	131.9	135.1
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Customer lists	Distribution rights	Total
Cost	$	$	$	$	$
April 2, 2023	10.3	18.3	7.7	7.2	43.5
Additions	0.8	0.1	—	—	0.9
Additions from business combinations (note 5)	—	—	3.5	—	3.5
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	(0.1)	0.1	(0.7)	(0.9)	(1.6)
March 31, 2024	10.9	18.5	10.5	6.3	46.2
Additions	0.2	—	—	—	0.2
Disposals	(1.1)	—	—	—	(1.1)
Transfers	0.3	(0.3)	—	—	—
Impact of foreign currency translation	0.2	—	0.9	0.4	1.5
March 30, 2025	10.5	18.2	11.4	6.7	46.8

	Software	Intellectual property	Customer lists	Distribution rights	Total
Accumulated amortization	$	$	$	$	$
April 2, 2023	5.4	17.4	0.7	0.7	24.2
Amortization	1.8	0.5	0.8	0.7	3.8
Disposals	(0.1)	—	—	—	(0.1)
Impact of foreign currency translation	—	—	0.1	(0.1)	—
March 31, 2024	7.1	17.9	1.6	1.3	27.9
Amortization	1.5	0.2	1.3	0.6	3.6
Disposals	(0.5)	—	—	—	(0.5)
Impact of foreign currency translation	—	—	0.6	0.1	0.7
March 30, 2025	8.1	18.1	3.5	2.0	31.7

Net book value
March 31, 2024	3.8	0.6	8.9	5.0	18.3
March 30, 2025	2.4	0.1	7.9	4.7	15.1
Intellectual property consists of acquired technology, patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose, Baffin, and Paola Confectii brand names, as well as the Canada Goose and Baffin domain names associated with the Company’s websites. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended March 30, 2025 and March 31, 2024 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (“VIU”) are consistent with the assumptions used for goodwill impairment testing (see "Note 14. Goodwill" for more details).